Parent Company Only Financial Statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets:
Other assets	$ 3,224	$ 4,171
Total Assets	1,016,185	885,124
Liabilities and Equity:
Subordinated debentures	13,403	13,403
Other liabilities	6,693	9,160
Equity	127,090	112,207	$ 103,050
Total liabilities and equity	1,016,185	885,124
Income:
Total interest income	42,202	39,410
Expense:
Total interest expense	6,764	5,812
Net Income	27,638	18,786
Net income	18,510	10,697
Preferred stock dividend and discount accretion	(1,200)	(1,200)
Net income available to common shareholders	17,310	9,497
Cash Flows from Operating Activities
Net income	18,510	10,697
Changes in operating assets and liabilities:
Increase in accrued interest payable and other accrued liabilities	(2,306)	1,686
Net cash provided by operating activities	12,722	5,054
Cash Flows from Financing Activities
Purchase of treasury stock	(4)	(831)
Proceeds from exercise of stock options	190	2,697
Payment of dividend on preferred stock and common stock	(3,234)	(2,661)
Net cash provided by financing activities	114,858	50,556
(Decrease)/increase in cash and cash equivalents	43,291	(8,809)
Cash and Cash Equivalents, January 1,	27,429	36,238
Cash and Cash Equivalents, December 31,	70,720	27,429
Parke Bancorp Inc.
Assets:
Cash	1,317	1,540
Investments in subsidiaries	140,103	124,599
Other assets	5	5
Total Assets	141,425	126,144
Liabilities and Equity:
Subordinated debentures	13,403	13,403
Other liabilities	954	700
Equity	127,068	112,041
Total liabilities and equity	141,425	126,144
Income:
Dividends from bank subsidiary	3,400	2,657
Other income	0	0
Total interest income	3,400	2,657
Expense:
Interest on subordinated debentures	311	259
Salary	160	160
Other expenses	118	101
Total interest expense	589	520
Net Income	2,811	2,137
Equity in undistributed income of subsidiaries	15,698	8,560
Net income	18,509	10,697
Preferred stock dividend and discount accretion	(1,200)	(1,200)
Net income available to common shareholders	17,309	9,497
Cash Flows from Operating Activities
Net income	18,509	10,697
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(15,698)	(8,560)
Changes in operating assets and liabilities:
Decrease in other assets	0	(51)
Increase in accrued interest payable and other accrued liabilities	254	436
Net cash provided by operating activities	3,065	2,522
Cash Flows from Financing Activities
Purchase of treasury stock	(4)	(831)
Proceeds from exercise of stock options	0	2,749
Payment of dividend on preferred stock and common stock	(3,264)	(2,661)
Other, net	(20)	(377)
Net cash provided by financing activities	(3,288)	(1,120)
(Decrease)/increase in cash and cash equivalents	(223)	1,402
Cash and Cash Equivalents, January 1,	1,540	138
Cash and Cash Equivalents, December 31,	$ 1,317	$ 1,540